May 30, 2016

BLACKROCK MID CAP VALUE OPPORTUNITIES SERIES, INC.

BlackRock Mid Cap Value Opportunities Fund

(the “Fund”)

Supplement dated March 28, 2017 to

the Summary Prospectus, Prospectus and Statement of Additional Information, each dated May 30, 2016, as amended or supplemented to date

On March 27, 2017, the Board of Directors (the “Board”) of BlackRock Mid Cap Value Opportunities Series, Inc. (the “Corporation”) approved certain changes to the Corporation and the Fund. In particular, the Board approved a change in the name of the Corporation to “BlackRock Mid Cap Dividend Series, Inc.” and a change in the name of the Fund to “BlackRock Mid Cap Dividend Fund.” It also approved certain changes to the Fund’s investment strategies and investment process. These changes include changing the Fund’s non-fundamental policy of investing, under normal circumstances, at least 80% of its assets in equity securities of mid cap companies to a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of mid cap companies and at least 80% of its net assets plus the amount of any borrowings for investment purposes in dividend-paying securities. The Board also approved contractual expense caps for Investor A, Investor C, Institutional and Class R shares. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark index against which the Fund compares its performance. All of these changes are expected to become effective on or about June 12, 2017.

Effective on or about June 12, 2017, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Change in the Corporation’s and the Fund’s Name

BlackRock Mid Cap Value Opportunities Series, Inc. is renamed BlackRock Mid Cap Dividend Series, Inc.

BlackRock Mid Cap Value Opportunities Fund is renamed BlackRock Mid Cap Dividend Fund.

Change in the Fund’s Investment Strategies and Risks

The section of the Summary Prospectus entitled “Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of mid cap companies and at least 80% of its net assets plus the amount of any borrowings for investment purposes in dividend-paying securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. Mid cap companies are companies that at the time of purchase have market capitalizations in the range of companies included in the Russell Midcap Value Index (generally between $211 million and $34.8 billion as of March 31, 2016, although this range may change from time to time). The Fund will focus on issuers that have good prospects for capital appreciation and current income. Although the Fund invests primarily in dividend-paying securities, portions of the distributions paid by the Fund may not be subject to the lower income tax rates applicable to dividends. While the Fund will invest at least 80% of its assets in mid cap securities, the Fund may invest in securities of companies with any market capitalization. The Fund’s portfolio, in the aggregate, will be structured in a manner designed to seek long-term capital appreciation as well as net portfolio yield in excess of the average yield of mutual funds invested primarily in U.S. equities.

The Fund may also invest in securities convertible into common stock and non-convertible preferred stock. Convertible securities are generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.

The 80% policies noted above are non-fundamental policies of the Fund and may not be changed without 60 days’ prior notice to shareholders.

The section of the Summary Prospectus entitled “Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Principal Risks of Investing in the Fund” are amended to add the following risks:

•	Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

•	Income Producing Stock Availability Risk — Depending upon market conditions, income producing common stock that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified.

•	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

The section of the Summary Prospectus entitled “Principal Risks of Investing in the Fund” and the sections of the Prospectus entitled “Fund Overview — Principal Risks of Investing in the Fund” and “Details About the Fund — Investment Risks – Principal Risks of Investing in the Fund” are amended to delete “Investment Style Risk.”

Addition of Fund’s Contractual Expense Caps

The section of the Summary Prospectus entitled “Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 22 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-68 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3]	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.30%	0.35%	0.29%	0.35%
Total Annual Fund Operating Expenses	1.20%	2.00%	0.94%	1.50%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.10)%	(0.15)%	(0.09)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,4]	1.10%	1.85%	0.85%	1.35%

1	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
2	There is no CDSC on Investor C Shares after one year.
3	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 33, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through May 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Mid Cap Value Opportunities Series, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.
4	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 33, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.10% (for Investor A Shares), 1.85% (for Investor C Shares), 0.85% (for Institutional Shares) and 1.35% (for Class R Shares) of average daily net assets through May 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$631	$877	$1,141	$1,895
Investor C Shares	$288	$613	$1,064	$2,315
Institutional Shares	$87	$291	$511	$1,146
Class R Shares	$137	$459	$804	$1,778

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$188	$613	$1,064	$2,315

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Change in the Fund's Performance Information and Benchmark

In the section of the Summary Prospectus entitled "Performance Information" and the section of the Prospectus entitled "Fund Overview — Performance Information," the Russell MidCap Value Index replaces the S&P MidCap 400® Value Index as the performance benchmark against which the Fund measures its performance.